Investment in Joint Venture (Tables) - Asanko Gold Mine (AGM) [Member]	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of Investment in Joint Venture using equity method
Asanko Gold Mine JV
$
Balance, January 1, 2018	-
Initial recognition of investment in joint venture	127,314
Company's share of net loss of joint venture	(1,050)
Balance, December 31, 2018	126,264

Disclosure of statement of operations of Joint Venture
		Asanko Gold Mine JV (100% basis, unless otherwise indicated)
		Seven months ended	Five months ended	Year ended
		July 31, 2018	December 31, 2018	December 31, 2018
	Notes	$'000	$'000	$'000
Revenues	(i)	161,918	121,955	283,873
Production costs	(ii)	(79,008)	(79,039)	(158,047)
Depreciation and depletion		(41,944)	(34,329)	(76,273)
Royalties		(8,096)	(6,154)	(14,250)
Income (loss) from mine operations		32,870	2,433	35,303
Exploration and evaluation expenditures		(2,333)	(1,037)	(3,370)
General and administrative expenses		(4,566)	(4,242)	(8,808)
Income (loss) from operations		25,971	(2,846)	23,125
Fair value adjustment associated with	(iii)	(126,697)	(200)	(126,897)
JV Transaction
Finance income		98	154	252
Finance expense		(10,403)	(685)	(11,088)
Foreign exchange gain		135	1,046	1,181
Loss before taxes		(110,896)	(2,531)	(113,427)
Current income tax expense		(19)	-	(19)
Deferred income tax recovery (expense)		(11,430)	-	(11,430)
Net loss of the JV for the period		(122,345)	(2,531)	(124,876)

The assets and liabilities of the Asanko Gold Mine JV, on a 100% basis, as at December 31, 2018 were as follows:

		Asanko Gold Mine
	Note	$
Assets
Current assets
Cash and cash equivalents		21,648
Receivables		4,513
Inventories	(iv)	68,141
Prepaid expenses and deposits		2,693
VAT receivable		12,317
		109,312
Non-current assets
Inventories	(iv)	9,886
Reclamation deposit	(v)	1,884
Exploration and evaluation assets		9,649
Mineral properties, plant and equipment	(vi)	469,406
		490,825
Total assets		600,137
Liabilties
Current liabilities
Accounts payable and accrued liabilities		52,656
Non-current liabilities
Long-term incentive plan liability		217
Asset retirement provisions	(vii)	34,036
Total liabilities		86,909
Equity		513,228
Total liabilities and equity		600,137

Disclosure of production costs of joint venture
	Asanko Gold Mine JV (100% basis)
	Seven months ended	Five months ended	Year ended
	July 31, 2018	December 31, 2018	December 31, 2018
	$'000	$'000	$'000
Raw materials and consumables	(30,401)	(23,548)	(53,949)
Salary and employee benefits	(12,713)	(12,393)	(25,106)
Contractors (net of deferred stripping costs)	(47,998)	(46,654)	(94,652)
Change in stockpile, gold-in-process and gold dore inventories	15,934	9,250	25,184
Insurance, government fees, permits and other	(3,473)	(5,545)	(9,018)
Share-based payments	(357)	(149)	(506)
Total production costs	(79,008)	(79,039)	(158,047)

Disclosure of after-tax amount recognized in records of AGM of joint venture
$
Mineral properties, plant and equipment	(154,675)
Deferred income tax liability	34,204
(120,471)
Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(200)
Loss associated with loss of control of former Ghanaian subsidiaries	(126,897)

Disclosure of summary of inventories held by the AGM of joint venture
December 31, 2018
$
Gold dore on hand	-
Gold-in-process	5,325
Ore stockpiles	55,698
Materials and spare parts	17,004
Total inventories	78,027
Less non-current inventories:
Ore stockpiles	(9,886)
68,141
Total current inventories	68,141

Disclosure of movement in the asset retirement obligation of the AGM of joint venture
	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of year	30,790	25,374
Accretion expense	888	650
Change in obligation	2,358	4,766
Balance, end of year	34,036	30,790

Disclosure of cash flows of the AGM of joint venture
	Seven months ended	Five months ended	Year ended
	July 31, 2018	December 31, 2018	December 31, 2018
	$	$	$
Operating cash flow before working capital changes	67,674	32,780	100,454
Net cash provided by operating activities after working capital changes	41,242	31,245	72,487
Net cash used in investing activities	(53,039)	(32,594)	(85,633)
Net cash provided by (used in) financing activities	12,849	(29)	12,820